Stock Incentive Plans - Schedule of Valuation Assumptions of ESPP (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Stock Purchase Plan
Compensation
Dividend yield	1.24%	0.88%	0.71%
Expected volatility	22.70%	20.64%	13.92%
Risk-free interest rate	0.86%	0.45%	0.11%
Expected life (in years)	6 months	6 months	6 months
Weighted-average grant date fair value (in dollars per share)	$ 13.01	$ 14.98	$ 18.72
Employee Stock Purchase Plan 2007
Compensation
Offering period for stock purchase plan (in months)	6 months